October 4, 2013

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    City National Rochdale Funds (formerly, CNI Charter Funds) (File Nos. 333-16093 and 811-07923)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 66 to the Registration Statement pursuant to the Investment Company Act of 1940) (the “Amendment”). We are filing the Amendment pursuant to paragraph (a) of Rule 485 under the 1933 Act for the purpose of creating the City National Rochdale Municipal High Income Fund as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee